Vanguard New York Tax-Exempt Bond ETF Investment Risks - Vanguard New York Tax-Exempt Bond ETF	Nov. 30, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Bond Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Bond Markets. The Fund may be impacted by the general condition of the bond markets and by factors that affect bonds and bond issuers. For example, as a general rule, bond prices and interest rates move in opposite directions. When interest rates rise, bond prices tend to fall, and when interest rates fall, bond prices tend to go up. Bond income also is affected by changes in interest rates. Interest rates can rise or fall for a number of reasons, including, but not limited to, central bank monetary policy, inflationary or deflationary pressures, and changes in general market and economic conditions. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the overall market and may expose the bond markets in particular to heightened volatility and potential illiquidity. The degree to which the Fund is impacted by certain bond market risks may vary based on factors disclosed in its principal investment strategies, such as the types of bonds in which it invests and the overall credit quality, average maturity, and/or average duration of its bond holdings.
Investing in Muni Bond Mkt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in the Municipal Bond Market. In addition to the general risks associated with investing in bonds, municipal bonds are subject to unique risks. The values of the Fund’s municipal bond holdings could be impacted significantly by economic, regulatory, political, or other developments or circumstances affecting municipal bond issuers. These developments or circumstances could create uncertainty in the municipal bond market and/or adversely impact the ability of municipal bond issuers to make principal and interest payments, which could result in a loss to the Fund. Municipal bonds can vary from one another in a number of ways, which can impact their sensitivity to certain risks. For example, investing in revenue bonds, which make up a significant portion of the municipal bond market, will generally subject the Fund to a higher risk of loss than investing in municipal bonds secured by the full faith, credit, and taxing power of the issuer (general obligation bonds). Because the interest and principal on revenue bonds is payable only from a particular stream of revenue, they generally carry more Credit Risk than general obligation bonds. Revenue bonds also tend to be more sensitive to economic conditions than general obligation bonds, which could make their prices more volatile. The Fund also is subject to the risk that all or a significant portion of its municipal bond holdings will be affected in the same manner. Because many municipal bonds are issued to finance similar projects, conditions in related sectors could have an outsized impact on the municipal bond market. As a result, the Fund may underperform funds that invest more broadly.
Tax-Exempt Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Tax-Exempt Income Risk. There is no guarantee that the interest payable on municipal bonds will remain exempt from federal, state, or local income taxes. Tax-exempt income from the Fund’s municipal bond holdings could be declared taxable, possibly with retroactive effect, due to a variety of circumstances such as tax law changes, adverse interpretations by tax authorities, or noncompliant conduct by a municipal bond issuer. Any of these circumstances could cause the prices of municipal bonds to decline significantly or impair the Fund’s ability to achieve its investment objective.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Risk. During periods of rising interest rates, bond prices overall may decline, which could result in a decline in the Fund’s value. The prices of longer-term bonds are more sensitive to changes in interest rates than the prices of shorter-term bonds.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income Risk. During periods of falling interest rates, the Fund’s income may decline. The income paid by shorter-term bonds is subject to a higher degree of fluctuation than the income paid by longer-term bonds.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Risk. Credit risk refers to the chance that an issuer will default (fail to meet its credit obligations) or fail to make payments in a timely manner, which could result in a loss to the Fund. In addition, negative perceptions of an issuer’s ability to make payments can cause the price of a security to decline. While all debt securities are subject to credit risk to some extent, those with higher credit quality ratings generally pose less credit risk than those with lower credit quality ratings.
Municipal Bond Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Municipal Bond Liquidity Risk. Limited trading in the municipal bond market and a relative lack of publicly available information about the financial condition of municipal bond issuers may make municipal bonds more difficult to value or sell than other types of debt securities. If the Fund is unable to sell a security at an advantageous time or price, its returns may be reduced.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Call Risk. Certain bonds held by the Fund may be callable. The issuer of a callable bond has the right to “call” (redeem) the bond before its maturity date. Calls on bonds held by the Fund would result in the Fund losing any price appreciation above the bond’s call price. In addition, because bond calls occur more frequently during periods of falling interest rates, the Fund likely would be forced to reinvest the proceeds of any called bonds at a lower interest rate than that of the called bonds, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments. If the proceeds from a called bond generate taxable income, the Fund may need to distribute income subject to federal or New York personal income tax or to the federal alternative minimum tax. Frequent bond calls and subsequent reinvestments of the proceeds also would increase the Fund’s turnover rate.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Extension Risk. During periods of rising interest rates, certain bonds held by the Fund may be paid off substantially more slowly than originally anticipated. As a result, the value of the bonds may fall, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments.
State-Specific Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• State-Specific Focus. The Fund invests primarily in securities issued by New York and its municipalities. Any adverse tax, legislative, or political developments in New York may have far-reaching impacts on the overall New York municipal bond market, which could adversely affect the Fund’s holdings and/or the securities that are available for investment by the Fund. In addition, the Fund is more susceptible to the credit risk of and unfavorable developments in New York than a fund that invests more widely. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal bond market.
Index Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index Investing. The Fund is subject to risks associated with index investing. Because the Fund generally seeks to track the performance of the Target Index regardless of how the Target Index is performing, the Fund’s performance may be lower than it would be if it were actively managed. Additionally, because the Fund does not hold all of the securities included in the Target Index, it is subject to the risk that the representative sample of securities selected by the advisor will, in the aggregate, vary from the investment profile of the full Target Index. The performance of the Fund’s investments, in the aggregate, may not match the investment performance of the Target Index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the Target Index made by the index provider or by errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Nondiversified Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversified Funds. The Fund is considered a nondiversified fund as defined under the Investment Company Act of 1940. Nondiversified funds invest a greater percentage of their assets in a small number of issuers than diversified funds, their performance may be negatively impacted by relatively few securities or even a single security, and their shares may experience significant fluctuations in value.
ETF Share Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ETF Share Trading. The Fund’s ETF shares are listed for trading on Cboe BZX Exchange, Inc. and individual investors may only buy and sell them on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its net asset value (NAV), there may be times when the market price of an ETF share and its NAV differ significantly. Disruptions to creation and redemption transactions, the existence of significant market volatility, or potential lack of an active trading market for ETF shares (including through a trading halt), as well as other factors, may result in ETF shares trading significantly above (at a premium) or below (at a discount) the Fund’s NAV or the intraday value of the Fund’s holdings. Thus, you may pay more or less than NAV when you buy ETF shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Authorized Participants. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. The Fund’s Authorized Participants are not obligated to engage in creation or redemption transactions. To the extent that the Fund’s Authorized Participants are unable to or choose not to proceed with creation and/or redemption transactions with respect to the Fund and no other Authorized Participants step forward to engage in creation or redemption transactions with the Fund, the Fund’s ETF shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.